DERIVATIVE LIABILITIES (Detail Textuals 1)	1 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($) $ / shares $ / Unit shares	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Disclosure of financial liabilities [line items]
Derivative financial liabilities		$ 19,648	$ 170,743	$ 7,309,467
Amount of derivative liability change in fair value		151,095	7,305,746	$ 6,574,105
2016 Warrants
Disclosure of financial liabilities [line items]
Number of units issued under private placement | shares	227,273
Amount of gross proceeds of units issued in private placement	$ 14,999,992
Number of common share consisted in each unit of private placement | shares	1
Subscription price of units issued in private placement | $ / Unit	66.00
7 year warrants
Disclosure of financial liabilities [line items]
Number of warrants consisted in each unit of private placement | shares	1
Exercise price of warrants | $ / shares	$ 66.00
Term of warrants	7 years
Derivative liability fair value		17,679	160,262
Amount of derivative liability change in fair value		$ 142,583	$ 7,107,003
2 year warrants
Disclosure of financial liabilities [line items]
Number of warrants consisted in each unit of private placement | shares	0.5
Exercise price of warrants | $ / shares	$ 66.00
Term of warrants	2 years